Income Tax - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Current
Federal	$ 101,808	$ 183,590	$ 474,445	$ 210,924
State	120,932	182,860	297,885	107,325
City	119,766	139,903	234,510	54,847
Deferred
Federal	(508,000)	166,500	158,300	236,200
State	(202,000)	42,300	36,300	115,700
City	(128,000)	24,500	21,500	96,900
Foreign	(26,160)	(7,656)	(40,007)
Total	(521,654)	731,997	1,182,933	821,896
United States [Member]
Current
Federal	101,808	183,590	474,445	210,924
State	120,932	182,860	297,885	107,325
City	119,766	139,903	234,510	54,847
Deferred
Federal	(508,000)	166,500	158,300	236,200
State	(202,000)	42,300	36,300	115,700
City	(128,000)	24,500	21,500	96,900
Total	(495,494)	739,653	1,222,940	821,896
Canada [Member]
Current
Federal
State
City
Deferred
Federal	(14,807)	(4,334)	(22,845)
State	(11,353)	(3,322)	(17,515)
City			353
Total	$ (26,160)	$ (7,656)	$ (40,007)